Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Parties Consists

Due to related parties consists of the following:

Name	Related party relationship	June 30, 2025	June 30, 2024
Mrs. Duanrong Liu	Shareholder, Director and Chief Operating Officer	$184,859	$455,454
Mr. Lei Xia	Shareholder, Chairman and Chief Executive Officer	-	4,316
Other shareholders	Shareholders of the Company	20,626	14,774
Total due to related parties		$205,485	$474,544